UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.1%
Security	Principal Amount (000’s omitted)	Value

AGL CLO 17, Ltd., Series 2022-17A, Class E, 6.594%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$962,545

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 4.163%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,458,852

Series 2018-1A, Class E, 7.063%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,871,882

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,765,795

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.546%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,287,126

Apidos CLO XX, Series 2015-20A, Class DR, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,230,716

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,966,364

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 4.136%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,431,300

Series 2018-49A, Class E, 6.836%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,321,031

Ares XXXIIR CLO, Ltd.:

Series 2014-32RA, Class C, 3.406%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,763,050

Series 2014-32RA, Class D, 6.356%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	964,853

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,848,384

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 3.663%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,369,408

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,328,195

Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 3.884%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,755,295

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 8.013%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,707,456

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.993%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,861,950

Series 2018-5BA, Class D, 7.013%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,342,962

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 6.663%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,913,522

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XIV, Ltd.,

Series 2018-14A, Class D, 3.663%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$1,418,318

Benefit Street Partners CLO XVI, Ltd.,

Series 2018-16A, Class E, 7.744%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,193,633

Benefit Street Partners CLO XVII, Ltd.,

Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,688,929

Benefit Street Partners CLO XXII, Ltd.,

Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	987,499

Benefit Street Partners CLO XXV, Ltd.,

Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,940,213

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 4.186%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,445,335

Series 2018-1A, Class D, 6.936%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	4,286,869

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.903%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,201,528

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 8.193%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,887,227

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 7.551%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,977,494

BlueMountain CLO, Ltd.:

Series 2015-3A, Class CR, 3.663%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,697,105

Series 2015-3A, Class DR, 6.463%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,749,212

Series 2016-3A, Class DR, 3.606%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,438,814

Series 2016-3A, Class ER, 6.456%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,368,890

Series 2018-1A, Class D, 3.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,384,413

Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,835,728

Series 2021-33A, Class E, 7.31%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,421,465

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,482,543

Series 2016-1A, Class DR, 3.844%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,912,661

Series 2016-1A, Class ER, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,732,432

Series 2016-2A, Class ER, 7.044%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,155,466

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.: (continued)

Series 2018-1A, Class D, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	$3,000	$2,924,700

Series 2018-1A, Class E, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,590,181

Series 2019-2A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,461,224

Carlyle CLO C17, Ltd.:

Series C17A, Class CR, 3.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,885,560

Series C17A, Class DR, 7.286%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,337,841

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 4.538%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,411,645

Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,374,878

Series 2014-3RA, Class C, 4.175%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	958,708

Series 2014-3RA, Class D, 6.625%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,968,970

Series 2014-4RA, Class C, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,587,909

Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,103,443

Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,971,101

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 7.663%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	967,758

CIFC Funding, Ltd., Series 2022-4A, Class D, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)(3)	1,750	1,750,000

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 3.894%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,447,854

Series 2018-55A, Class E, 6.444%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,927,626

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,707,008

Series 2015-41A, Class ER, 6.344%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,200,030

Series 2016-42A, Class DR, 3.974%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,432,592

Series 2016-42A, Class ER, 6.594%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,351,173

Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,927,895

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 7.689%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	4,308,601

Galaxy XXV CLO, Ltd.:

Series 2015-19A, Class D1R, 7.714%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,928,350

Security	Principal Amount (000’s omitted)	Value

Galaxy XXV CLO, Ltd.: (continued)

Series 2018-25A, Class D, 4.284%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	$2,500	$2,455,765

Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,330,596

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 4.363%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,907,692

Series 2018-37A, Class E, 6.813%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,225,818

Golub Capital Partners CLO 53B, Ltd.,

Series 2021-53A, Class E, 7.763%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,203,538

Golub Capital Partners CLO 58B, Ltd.,

Series 2021-58A, Class E, 7.054%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,399,193

Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 4.844%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	1,949,432

Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 7.201%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,927,010

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 7.463%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	968,804

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 4.236%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,940,890

Series 2018-2A, Class E, 6.886%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,757,225

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,550	1,519,276

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,466,180

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,988,800

Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 7.018%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,909,886

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 4.144%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,447,435

Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,909,460

Neuberger Berman Loan Advisers CLO 28, Ltd.,

Series 2018-28A, Class E, 6.663%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,874,966

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO 48, Ltd.,

Series 2022-48A, Class E, 7.228%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	$2,600	$2,569,726

OCP CLO, Ltd., Series 2022-24A, Class E, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)(3)	1,500	1,493,250

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	3,182,900

Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,948,234

Series 2018-1A, Class C, 3.544%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,906,328

Series 2018-1A, Class D, 6.194%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,925,842

Series 2018-2A, Class D, 6.663%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,941,988

Series 2021-2A, Class E, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	983,883

Series 2022-1A, Class E, 6.816%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,439,236

RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,741,831

RAD CLO 11, Ltd., Series 2021-11A, Class E, 7.294%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	721,427

RAD CLO 14, Ltd., Series 2021-14A, Class E, 6.73%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	1,050	1,006,483

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 4.144%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,459,622

Series 2018-2A, Class D, 6.994%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,696,830

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 4.384%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,457,677

Series 2018-3A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,226,022

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 7.684%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,676,127

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,282,636

Series 2016-1A, Class DR, 6.963%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,320,037

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 4.263%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,288,483

Series 2018-9A, Class D, 7.313%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,121,604

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 4.313%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,685,000

Security	Principal Amount (000’s omitted)	Value

Vibrant CLO X, Ltd.: (continued)

Series 2018-10A, Class D, 7.253%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	$5,000	$4,482,660

Voya CLO, Ltd.:

Series 2014-1A, Class DR2, 7.044%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	3,250	2,919,179

Series 2015-3A, Class CR, 4.213%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,371,980

Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,910,917

Series 2016-3A, Class CR, 4.294%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,872,938

Series 2016-3A, Class DR, 7.124%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,928,838

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,751,515

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,957,692

Series 2015-1A, Class DR, 6.563%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,385,108

Wellfleet CLO, Ltd., Series 2021-3A, Class E, 8.144%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	1,050	1,021,760

Total Asset-Backed Securities (identified cost $322,029,074)		$306,741,226

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.0%(4)

IAP Global Services, LLC(5)(6)(7)	168	$754,287

		$754,287

Automotive — 0.0%(4)

Dayco Products, LLC(6)(7)	48,926	$366,945

		$366,945

Containers and Glass Products — 0.0%(4)

LG Newco Holdco, Inc., Class A(6)(7)	342,076	$4,789,064

		$4,789,064

Electronics/Electrical — 0.1%

Skillsoft Corp.(6)(7)	1,010,393	$5,405,603

		$5,405,603

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(6)(7)	792,089	$6,699,726

		$6,699,726

Nonferrous Metals/Minerals — 0.0%(4)

ACNR Holdings, Inc., Class A(6)(7)	30,298	$2,234,477

		$2,234,477

Oil and Gas — 0.2%

AFG Holdings, Inc.(5)(6)(7)	281,241	$1,597,449

McDermott International, Ltd.(6)(7)	1,382,889	894,314

QuarterNorth Energy, Inc.(6)(7)	115,233	15,037,907

RDV Resources, Inc., Class A(6)(7)	197,614	592,842

		$18,122,512

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(6)(7)	482,097	$1,185,959

Cumulus Media, Inc., Class A(6)(7)	371,654	5,117,675

iHeartMedia, Inc., Class A(6)(7)	205,018	3,278,238

		$9,581,872

Retailers (Except Food and Drug) — 0.0%(4)

David’s Bridal, LLC(5)(6)(7)	195,511	$0

Phillips Pet Holding Corp.(5)(6)(7)	2,960	1,026,607

		$1,026,607

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(5)(6)(7)	390,679	$7,200,214

		$7,200,214

Utilities — 0.0%(4)

Longview Intermediate Holdings, LLC, Class A(6)(7)	359,046	$5,385,691

		$5,385,691

Total Common Stocks (identified cost $75,567,575)		$61,566,998

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Series A, 13.00%(6)(7)	51,966	$6,729,605

Total Convertible Preferred Stocks (identified cost $2,728,218)		$6,729,605

Corporate Bonds — 6.6%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,750	$3,717,225

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,494,173

8.00%, 12/15/25(1)	1,500	1,563,105

		$6,774,503

Air Transport — 0.6%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	19,300	$19,153,610

5.75%, 4/20/29(1)	14,475	13,971,270

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	5,679,788

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	7,843,834

United Airlines, Inc.:

4.375%, 4/15/26(1)	5,050	4,880,825

4.625%, 4/15/29(1)	5,050	4,640,672

		$56,169,999

Airlines — 0.1%

Air Canada, 3.875%, 8/15/26(1)	7,550	$6,989,564

		$6,989,564

Automotive — 0.1%

Clarios Global, L.P.:

6.25%, 5/15/26(1)	4,478	$4,528,310

6.75%, 5/15/25(1)	2,183	2,229,596

Tenneco, Inc.:

5.125%, 4/15/29(1)	10,125	9,883,873

7.875%, 1/15/29(1)	550	556,611

		$17,198,390

Building and Development — 0.0%(4)

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,625	$3,701,578

Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,092,850

		$4,794,428

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Business Equipment and Services — 0.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$2,394,810

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)		20,725	18,213,752

4.625%, 6/1/28(1)		28,825	25,543,562

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)		9,125	9,125,182

5.75%, 4/15/26(1)		17,950	17,240,616

			$72,517,922

Chemicals — 0.1%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	$2,008,784

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,381,966

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		7,550	6,683,864

			$12,074,614

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,775	$8,544,876

			$8,544,876

Commercial Services & Supplies — 0.1%

GFL Environmental, Inc., 4.25%, 6/1/25(1)		6,025	$5,850,787

			$5,850,787

Communications Equipment — 0.1%

CommScope, Inc., 4.75%, 9/1/29(1)		7,038	$5,896,049

			$5,896,049

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)		11,581	$11,336,236

			$11,336,236

Diversified Telecommunication Services — 0.7%

Altice France S.A.:

5.125%, 1/15/29(1)		1,600	$1,359,792

5.125%, 7/15/29(1)		63,200	53,606,872

5.50%, 10/15/29(1)		6,455	5,494,076

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		7,625	6,631,310

Zayo Group Holdings, Inc. , 4.00%, 3/1/27(1)		4,000	3,486,900

			$70,578,950

Security	Principal Amount* (000’s omitted)	Value

Drugs — 0.1%

Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$9,271,376

		$9,271,376

Electronics/Electrical — 0.3%

Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	$18,811,755

LogMeIn, Inc., 5.50%, 9/1/27(1)	12,010	10,523,823

		$29,335,578

Entertainment — 0.1%

AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	9,650	$8,842,729

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,400	2,496,156

		$11,338,885

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	9,400	$10,276,973

		$10,276,973

Health Care — 0.5%

HCA, Inc., 5.25%, 4/15/25	1,250	$1,289,135

Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	25,150	22,009,519

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	2,468,157

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	25,375	22,961,076

		$48,727,887

Hotels, Restaurants & Leisure — 0.6%

Carnival Corporation, 4.00%, 8/1/28(1)	37,975	$34,234,083

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	6,172,280

NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,375	21,358,727

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,542,297

		$64,307,387

Household Products — 0.0%(4)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,300	$1,152,262

		$1,152,262

Insurance — 0.0%(4)

NFP Corp., 4.875%, 8/15/28(1)	1,000	$911,370

		$911,370

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Internet Software & Services — 0.1%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	7,525	$6,698,341

		$6,698,341

IT Services — 0.1%

Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	10,785	$9,341,372

		$9,341,372

Leisure Goods/Activities/Movies — 0.0%(4)

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)(3)	3,475	$3,414,379

		$3,414,379

Machinery — 0.2%(4)

Clark Equipment Company, 5.875%, 6/1/25(1)	1,200	$1,217,742

Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	10,808,932

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,643,645

		$16,670,319

Media — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$2,487,308

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,975	2,700,333

5.25%, 8/15/27(1)	2,500	2,340,900

6.375%, 5/1/26	1,159	1,163,779

8.375%, 5/1/27	2,101	2,084,110

Univision Communications, Inc., 4.50%, 5/1/29(1)	10,075	9,055,209

		$19,831,639

Oil, Gas & Consumable Fuels — 0.1%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	2,100	$2,090,865

7.00%, 6/15/25(1)	12,175	12,113,151

		$14,204,016

Packaging & Containers — 0.2%

Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	2,525	$2,522,172

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	6,325	5,527,449

4.375%, 10/15/28(1)	10,100	8,926,027

		$16,975,648

Security	Principal Amount* (000’s omitted)	Value

Pharmaceuticals — 0.2%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	9,050	$8,040,563

5.50%, 11/1/25(1)	2,700	2,617,299

6.125%, 2/1/27(1)	6,425	6,180,400

		$16,838,262

Professional Services — 0.1%

CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$5,324,580

		$5,324,580

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$7,697,949

		$7,697,949

Software — 0.2%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$4,953,232

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,675	2,710,925

9.25%, 4/15/25(1)	2,925	3,125,626

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	13,575	11,984,350

		$22,774,133

Specialty Retail — 0.0%(4)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$1,466,963

		$1,466,963

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$11,210,235

		$11,210,235

Telecommunications — 0.3%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	10,125	$9,234,000

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	14,150	12,606,164

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,958,611

		$30,798,775

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Trading Companies & Distributors — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$817,171

SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	4,676,292

		$5,493,463

Wireless Telecommunication Services — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$7,166,697

		$7,166,697

Total Corporate Bonds (identified cost $704,886,930)		$649,954,807

Exchange-Traded Funds — 0.4%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	1,009,000	$44,870,230

Total Exchange-Traded Funds (identified cost $46,274,982)		$44,870,230

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(5)(6)(7)	9,245	$0

		$0

Nonferrous Metals/Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	14,309	$6,081,325

		$6,081,325

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC:

Series A, 8.00% (PIK)(5)(6)(7)	5,438	$0

Series B, 10.00% (PIK)(5)(6)(7)	22,162	0

		$0

Total Preferred Stocks (identified cost $1,794,235)		$6,081,325

Senior Floating-Rate Loans — 107.5%(8)
Borrower/Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 2.0%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,071	$1,067,666

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,163,897

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,300	3,430,856

Term Loan, 5.05%, (USD LIBOR + 3.50%), 1/18/27(9)		9,128	9,084,146

Dynasty Acquisition Co., Inc.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		39,080	38,313,331

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		21,014	20,601,881

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(10)		944	936,019

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)		1,202	965,571

Spirit Aerosystems, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 1/15/25		8,305	8,303,467

TransDigm, Inc.:

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 8/22/24		32,597	32,159,872

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/9/25		51,178	50,265,099

WP CPP Holdings, LLC, Term Loan, 4.989%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(9)		35,746	33,802,759

			$203,094,564

Airlines — 1.7%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28		36,000	$36,682,488

Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		5,875	5,829,469

American Airlines, Inc.:

Term Loan, 2.448%, (1 mo. USD LIBOR + 1.75%), 6/27/25		16,000	15,470,000

Term Loan, 1/29/27(11)		5,128	4,934,162

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		23,775	24,702,225

SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27		40,225	41,621,693

United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		38,052	37,856,747

			$167,096,784

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Auto Components — 2.7%

Adient US, LLC, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/10/28		15,994	$15,927,321

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		15,761	15,747,841

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(9)		10,186	9,223,096

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	32,577	33,532,719

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/30/26		23,798	23,464,675

CS Intermediate Holdco 2, LLC, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/2/23		3,898	3,620,012

Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23		15,208	15,081,651

DexKo Global, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(10)	EUR	1,115	1,151,453

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,156,155

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	3,721,397

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		2,316	2,262,732

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		12,159	11,879,343

Garrett LX I S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR+ 3.50%), 4/30/28	EUR	17,397	17,893,950

Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28		6,368	6,200,840

LTI Holdings, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/6/25		8,200	8,053,919

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,389	2,357,398

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,551	3,529,094

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,147	2,133,457

Tenneco, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/1/25		36,124	35,769,942

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	10,499	10,965,568

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/16/26		6,536	6,494,710

Truck Hero, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/31/28		16,656	15,584,004

Borrower/Description	Principal Amount* (000’s omitted)	Value

Auto Components (continued)

Visteon Corporation, Term Loan, 2.477%, (USD LIBOR + 1.75%), 3/25/24(9)	2,500	$2,471,095

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	9,602	8,996,840

		$263,219,212

Automobiles — 0.6%

Bombardier Recreational Products, Inc., Term Loan, 2.488%, (1 mo. USD LIBOR + 2.00%), 5/24/27	35,733	$35,183,393

MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28	16,127	15,844,658

Thor Industries, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 2/1/26	8,038	7,992,988

		$59,021,039

Beverage — 0.4%

Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27	3,538	$3,503,013

City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28	7,786	7,338,187

Naked Juice, LLC, Term Loan, 4.001%, (SOFR + 3.25%), 1/24/29	4,225	4,151,941

Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28	20,849	20,310,357

		$35,303,498

Biotechnology — 0.5%

Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26	12,898	$12,671,907

Alltech, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/13/28	8,055	7,964,196

Grifols Worldwide Operations USA, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/15/27	33,998	33,271,414

		$53,907,517

Building Products — 1.0%

ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	20,690	$18,000,000

Cornerstone Building Brands, Inc., Term Loan, 3.804%, (3 mo. USD LIBOR + 3.25%), 4/12/28	24,780	23,339,398

CP Atlas Buyer, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/23/27	4,478	4,214,499

CPG International, Inc., Term Loan, 4/28/29(11)	14,950	14,828,531

LHS Borrower, LLC, Term Loan, 5.55%, (SOFR + 4.75%), 2/16/29	20,725	19,999,625

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Building Products (continued)

MI Windows and Doors, LLC, Term Loan, 4.30%, (SOFR + 3.50%), 12/18/27		6,447	$6,404,747

Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		16,884	16,869,083

			$103,655,883

Capital Markets — 4.1%

Advisor Group, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 7/31/26		42,712	$42,627,112

AllSpring Buyer, LLC, Term Loan, 4.31%, (3 mo. USD LIBOR + 3.25%), 11/1/28		8,355	8,349,617

Andromeda Investissements, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	5,250	5,419,068

Apex Group Treasury, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 7/27/28		6,195	6,166,806

Aretec Group, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/1/25		25,917	25,900,904

Axalta Coating Systems US Holdings, Inc., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 6/1/24		13,990	13,869,316

Brookfield Property REIT, Inc., Term Loan, 3.30%, (SOFR + 2.50%), 8/27/25(9)		6,489	6,406,594

CeramTec AcquiCo GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	14,461	14,997,301

Citco Funding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 9/28/23		17,233	17,211,603

Clipper Acquisitions Corp., Term Loan, 2.188%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,932	11,777,605

Edelman Financial Center, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/7/28		33,665	33,451,939

EIG Management Company, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,712	2,698,440

FinCo I, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/27/25		26,247	26,142,878

Focus Financial Partners, LLC:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 7/3/24		22,598	22,491,580

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/30/28		10,997	10,939,060

Franklin Square Holdings, L.P., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,586	6,512,008

Greenhill & Co., Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/12/24		5,525	5,503,889

Guggenheim Partners, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/21/23		32,790	32,735,194

HighTower Holdings, LLC, Term Loan, 5.098%, (3 mo. USD LIBOR + 4.00%), 4/21/28		12,239	12,126,560

Hudson River Trading, LLC, Term Loan, 3.815%, (SOFR + 3.00%), 3/20/28		30,195	29,840,696

LPL Holdings, Inc., Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 11/12/26		19,452	19,282,038

Borrower/Description	Principal Amount* (000’s omitted)		Value

Capital Markets (continued)

Mariner Wealth Advisors, LLC:

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		1,289	$1,277,280

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		9,009	8,929,908

Term Loan, 8/18/28(11)		714	708,036

Term Loan, 8/18/28(11)		4,286	4,248,214

Press Ganey Holdings, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 7/24/26(9)		2,481	2,459,539

Victory Capital Holdings, Inc.:

Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26		18,972	18,840,006

Term Loan, 12/29/28(11)		11,475	11,369,463

			$402,282,654

Chemicals — 4.4%

Apergy Corporation:

Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 5/9/25		1,687	$1,677,259

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,779	1,788,272

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,232	4,431,327

Term Loan, 4.576%, (3 mo. USD LIBOR + 3.75%), 11/24/27		6,237	6,182,582

Atotech B.V.:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,975	3,111,015

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/18/28		22,674	22,522,063

Caldic B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/3/29	EUR	6,000	6,266,404

Charter NEX US, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		14,801	14,744,042

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	5,625	5,835,344

Colouroz Investment 1 GmbH:

Term Loan, 9/21/23(11)	EUR	1,697	1,732,142

Term Loan, 9/21/23(11)	EUR	40	40,434

CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27		19,899	18,904,050

Flint Group GmbH:

Term Loan, 5.00%, (EURIBOR + 4.25%, Floor 0.75%), 4.25% cash, 0.75% PIK, 9/21/23(9)	EUR	1,231	1,256,064

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,326	1,281,103

Term Loan, 9/21/23(11)	EUR	46	47,371

Term Loan, 9/21/23(11)	EUR	106	107,864

Term Loan, 9/21/23(11)	EUR	209	213,757

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Flint Group US, LLC:

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(9)		1,989	$1,929,552

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(9)		8,028	7,754,738

Gemini HDPE, LLC, Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 12/31/27		6,084	6,069,501

GEON Performance Solutions, LLC, Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 8/18/28		7,737	7,729,600

Groupe Solmax, Inc., Term Loan, 5.481%, (3 mo. USD LIBOR + 4.75%), 5/29/28		17,294	16,894,225

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,403,704

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		2,484	2,475,684

INEOS Finance PLC:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	7,920	8,249,387

Term Loan, 3.25%, (1 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	9,675	10,010,166

INEOS Quattro Holdings UK Ltd, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	30,000	30,653,827

INEOS Styrolution US Holding, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/26		23,284	23,062,179

INEOS US Finance, LLC:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 4/1/24		794	791,103

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/8/28		8,200	8,138,500

Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29		6,225	6,209,437

Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	4,847,266

Lonza Group AG:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,873	8,099,968

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	9,025	9,284,883

Term Loan, 5.006%, (6 mo. USD LIBOR + 4.00%), 7/3/28		24,279	23,610,966

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	14,389,643

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27		5,618	5,586,859

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,450	2,538,917

Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26		6,679	6,630,713

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24		11,049	$11,042,367

Momentive Performance Materials, Inc., Term Loan, 4.02%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,120	1,113,468

Olympus Water US Holding Corporation:

Term Loan, 4.746%, (3 mo. USD LIBOR + 3.75%), 11/9/28		5,511	5,424,585

Term Loan, 5.298%, (SOFR + 4.50%), 11/9/28		5,950	5,879,344

Orion Engineered Carbons GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,297,259

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,925	4,879,076

PQ Corporation, Term Loan, 3.739%, (3 mo. USD LIBOR + 2.50%), 6/9/28		25,656	25,471,709

Rohm Holding GmbH:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	2,350	2,348,979

Term Loan, 5.269%, (3 mo. USD LIBOR + 4.75%), 7/31/26		19,635	19,045,735

Spectrum Holdings III Corp., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 1/31/25		5,559	5,383,939

Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25		8,260	8,156,612

Trinseo Materials Operating S.C.A.:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.50%), 5/3/28		8,536	8,448,617

Term Loan, 9/6/24(11)		6,750	6,687,421

Tronox Finance, LLC:

Term Loan, 3.215%, (USD LIBOR + 2.25%), 3/10/28(9)		12,836	12,736,879

Term Loan, 4/4/29(11)		3,975	3,965,062

W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28		17,157	17,064,781

			$436,447,744

Clothing/Textiles — 0.0%(4)

Samsonite International S.A., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,497	$4,431,976

			$4,431,976

Commercial Services & Supplies — 2.7%

Allied Universal Holdco, LLC:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	4,484	$4,529,087

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 5/12/28		17,542	17,124,121

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Commercial Services & Supplies (continued)

Asplundh Tree Expert, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,293	$10,208,331

Belfor Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 4/6/26		6,917	6,917,446

Clean Harbors, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 10/8/28		6,035	6,022,051

Covanta Holding Corporation:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		2,256	2,248,785

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		169	168,448

EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25		18,781	18,545,953

Garda World Security Corporation:

Term Loan, 4.874%, (SOFR + 4.25%), 2/1/29		5,675	5,618,250

Term Loan, 4.92%, (1 mo. USD LIBOR + 4.25%), 10/30/26		15,008	14,902,075

GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,693	7,687,043

Harsco Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,846	3,735,367

IRI Holdings, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 12/1/25		27,823	27,826,384

Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 12/1/25		7,585	7,582,922

KAR Auction Services, Inc., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26		5,235	5,221,430

LABL, Inc., Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 10/29/28		9,501	9,337,292

Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		15,089	11,668,483

PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (1 mo. USD LIBOR + 4.25%), 12/15/28		14,663	14,479,959

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		14,773	13,739,272

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(9)		17,985	17,795,803

SITEL Group, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	7,407,795

SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		30,533	30,284,919

Tempo Acquisition, LLC, Term Loan, 3.70%, (SOFR + 3.00%), 8/31/28		4,263	4,240,246

Borrower/Description	Principal Amount* (000’s omitted)		Value

Commercial Services & Supplies (continued)

TMS International Corp., Term Loan, 3.91%, (USD LIBOR + 2.75%), 8/14/24(9)		2,173	$2,161,638

TruGreen Limited Partnership, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 11/2/27		5,012	5,000,597

US Ecology Holdings, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/1/26		3,030	3,021,253

Werner FinCo L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24		11,589	11,458,271

			$268,933,221

Communications Equipment — 0.3%

CommScope, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,404	$18,722,195

Digi International, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28		6,146	6,127,007

Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28		5,434	5,216,580

			$30,065,782

Construction Materials — 0.4%

Oscar AcquisitionCo, LLC, Term Loan, 4/30/29(11)		14,400	$13,806,000

Quikrete Holdings, Inc.:

Term Loan, 3.389%, (1 mo. USD LIBOR + 2.625%), 2/1/27		4,816	4,687,859

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/11/28		24,400	23,823,038

			$42,316,897

Containers & Packaging — 1.8%

Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(9)		16,592	$16,446,448

Berry Global, Inc., Term Loan, 2.238%, (1 mo. USD LIBOR + 1.75%), 7/1/26		11,156	11,004,651

BWAY Holding Company, Term Loan, 3.705%, (1 mo. USD LIBOR + 3.25%), 4/3/24		10,986	10,797,141

Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(11)		14,100	13,936,567

Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/31/28	EUR	32,750	33,539,044

Pregis TopCo Corporation:

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26		2,370	2,330,565

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26		1,642	1,615,072

Pretium PKG Holdings, Inc.:

Term Loan, 4.733%, (USD LIBOR + 4.00%), 10/2/28(9)		7,855	7,642,237

Term Loan - Second Lien, 7.25%, (USD LIBOR + 6.75%, Floor 0.50%), 10/1/29(9)		7,100	6,851,500

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Containers & Packaging (continued)

Pro Mach Group, Inc.:

Term Loan, 4.00%, 8/31/28(10)	183	$182,330

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/31/28	2,658	2,649,040

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(9)	26,152	25,818,195

Reynolds Group Holdings, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/5/26	12,541	12,232,949

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/20/28	12,413	12,128,910

Trident TPI Holdings, Inc.:

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/17/24	12,453	12,408,303

Term Loan, 4.479%, (1 mo. USD LIBOR + 4.00%), 9/15/28(10)	1,155	1,143,126

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/15/28	8,126	8,039,445

		$178,765,523

Distributors — 0.6%

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	22,631	$22,347,738

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(5)	546	437,018

White Cap Buyer, LLC, Term Loan, 4.45%, (SOFR + 3.75%), 10/19/27	34,045	33,289,128

		$56,073,884

Diversified Consumer Services — 0.7%

Ascend Learning, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/11/28	16,678	$16,499,439

Term Loan - Second Lien, 6.514%, (1 mo. USD LIBOR + 5.75%), 12/10/29	5,243	5,193,074

FrontDoor, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/17/28	968	964,059

KUEHG Corp.:

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	36,470	36,184,005

Term Loan - Second Lien, 9.256%, (3 mo. USD LIBOR + 8.25%), 8/22/25	4,075	4,076,271

Sotheby’s, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27	5,468	5,473,420

		$68,390,268

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Financial Services — 0.5%

Concorde Midco Ltd, Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$7,854,035

Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	22,608	23,738,909

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	5,181,187

Term Loan, 5.473%, (SONIA + 4.75%), 7/23/25	GBP	8,725	10,683,259

			$47,457,390

Diversified Telecommunication Services — 4.0%

Altice France S.A.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26		10,412	$10,356,785

Term Loan, 4.732%, (3 mo. USD LIBOR + 3.69%), 1/31/26		10,640	10,550,436

CenturyLink, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/15/27		65,919	63,319,268

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,869	9,634,457

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		7,108	5,864,015

LCPR Loan Financing, LLC, Term Loan, 4.304%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,800	1,797,750

Numericable Group S.A.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,274	6,437,662

Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,204	16,918,386

Telenet Financing USD, LLC, Term Loan, 2.554%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	37,455,722

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	6,695,253

UPC Broadband Holding B.V.:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	5,650	5,782,895

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 4/30/28		8,800	8,677,170

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,150	15,662,846

UPC Financing Partnership, Term Loan, 3.554%, (1 mo. USD LIBOR + 3.00%), 1/31/29		33,975	33,711,082

Virgin Media Bristol, LLC:

Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	43,677,609

Term Loan, 3.804%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	498,298

Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	12,500	12,930,209

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Telecommunication Services (continued)

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	$14,108,563

Term Loan, 3.973%, (SONIA + 3.25%), 1/15/27	GBP	11,825	14,519,297

Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,484	4,534,762

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	22,500	22,875,937

Ziggo Financing Partnership, Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/30/28		55,075	54,099,732

			$400,108,134

Electrical Equipment — 0.2%

Brookfield WEC Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/1/25		4,246	$4,179,902

GrafTech Finance, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/12/25		5,291	5,270,559

II-VI Incorporated, Term Loan, 1/14/28(11)		13,825	13,786,981

			$23,237,442

Electronic Equipment, Instruments & Components — 1.4%

Celestica, Inc., Term Loan, 2.823%, (1 mo. USD LIBOR + 2.13%), 6/27/25		4,072	$4,043,961

Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28		20,449	20,119,648

CPI International, Inc., Term Loan, 4.488%, (USD LIBOR + 3.25%, Floor 1.00%), 7/26/24(9)		14,071	13,992,190

Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28		12,625	12,151,562

DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/31/28		5,161	5,117,301

EXC Holdings III Corp.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 12/2/24	EUR	1,676	1,758,862

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 12/2/24		4,496	4,473,088

Ingram Micro, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/30/28		6,594	6,576,042

Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,914	1,988,951

Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		9,077	8,984,853

Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		20,814	18,712,075

Borrower/Description	Principal Amount* (000’s omitted)		Value

Electronic Equipment, Instruments & Components (continued)

TTM Technologies, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/28/24		6,035	$6,041,511

Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25		19,719	19,386,225

Verisure Holding AB:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,900	5,028,394

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	11,550	11,819,135

			$140,193,798

Energy Equipment & Services — 0.2%

Ameriforge Group, Inc.:

Term Loan, 12.603%, (USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(9)(10)		2,098	$1,048,867

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		16,539	8,269,714

Lealand Finance Company B.V.:

Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 1.457% cash, 3.00% PIK, 6/30/25		3,281	1,722,548

Letter of Credit, 4.486%, 6/28/24(9)		10,000	8,150,000

			$19,191,129

Engineering & Construction — 1.5%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		17,946	$17,822,397

Amentum Government Services Holdings, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 1/29/27		10,565	10,531,904

Term Loan, 4.647%, (SOFR + 4.00%), 2/15/29(9)		11,075	11,030,013

American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27		8,576	8,457,750

APi Group DE, Inc.:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/1/26		15,312	15,242,797

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/3/29		13,186	13,154,436

Artera Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/6/25		14,441	13,574,423

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.294%, (USD LIBOR + 4.25%, Floor 1.00%), 6/21/24(9)		22,848	21,719,600

Centuri Group, Inc., Term Loan, 3.008%, (3 mo. USD LIBOR + 2.50%), 8/27/28		9,301	9,207,037

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		13,491	13,483,019

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Engineering & Construction (continued)

Osmose Utilities Services, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/23/28		5,591	$5,524,252

Pike Corporation, Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,955	3,941,263

USIC Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/12/28		7,903	7,836,210

			$151,525,101

Entertainment — 2.5%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		4,359	$4,347,866

AMC Entertainment Holdings, Inc., Term Loan, 3.488%, (1 mo. USD LIBOR + 3.00%), 4/22/26		21,473	19,226,757

City Football Group Limited, Term Loan, 4.598%, (3 mo. USD LIBOR + 3.50%), 7/21/28		15,711	15,317,859

Creative Artists Agency, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/27/26		10,427	10,399,706

Crown Finance US, Inc.:

Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%, Floor 1.50%), 2/28/25		29,013	22,227,050

Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25		3,841	4,107,978

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)		7,605	8,813,842

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		72,728	72,546,427

Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28		38,818	38,464,740

Renaissance Holding Corp.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/30/25		7,021	6,968,931

Term Loan, 5.00%, (SOFR + 4.50%, Floor 0.50%), 3/30/29		2,800	2,796,500

Term Loan - Second Lien, 7.764%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,157,423

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		34,044	33,603,080

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,433	3,002,581

			$244,980,740

Equity Real Estate Investment Trusts (REITs) — 0.1%

Iron Mountain, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,096	$9,050,520

			$9,050,520

Borrower/Description	Principal Amount* (000’s omitted)		Value

Food & Staples Retailing — 0.0%(4)

BJ’s Wholesale Club, Inc., Term Loan, 2.525%, (1 mo. USD LIBOR + 2.00%), 2/3/24		2,779	$2,781,469

			$2,781,469

Food Products — 2.1%

8th Avenue Food & Provisions, Inc., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/1/25		7,363	$6,576,079

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		9,644	9,017,268

CHG PPC Parent, LLC:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,066,384

Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 12/8/28		6,325	6,230,125

Del Monte Foods, Inc., Term Loan, 2/15/29(11)		6,625	6,558,750

Froneri International, Ltd., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/29/27		21,271	20,779,230

H Food Holdings, LLC:

Term Loan, 4.451%, (1 mo. USD LIBOR + 3.69%), 5/23/25		11,448	10,999,951

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/23/25		6,168	5,946,801

JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		54,459	54,336,371

Monogram Food Solutions, LLC, Term Loan, 4.813%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,633	6,567,041

Nomad Foods Europe Midco Limited, Term Loan, 2.756%, (3 mo. USD LIBOR + 2.25%), 5/15/24		18,743	18,635,484

Shearer’s Foods, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/23/27		4,521	4,388,103

Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24		2,699	2,701,464

Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28		10,088	10,016,993

Sunshine Investments B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	11,182,383

Term Loan, 4.089%, (SONIA + 3.50%), 3/28/25	GBP	750	941,762

United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	9,025	9,247,199

UTZ Quality Foods, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,274	2,257,207

Valeo F1 Company Limited (Ireland):

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	9,450	9,645,278

Term Loan, 5.691%, (SONIA + 5.00%), 6/28/28	GBP	5,500	6,630,693

			$204,724,566

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Gas Utilities — 0.3%

CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28		30,236	$30,198,159

			$30,198,159

Health Care Equipment & Supplies — 1.3%

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		10,698	$10,671,442

CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,610	6,535,176

Gloves Buyer, Inc., Term Loan, 4.671%, (1 mo. USD LIBOR + 4.00%), 12/29/27		18,542	18,309,793

ICU Medical, Inc., Term Loan, 3.00%, (SOFR + 2.50%, Floor 0.50%), 1/8/29		8,100	8,088,611

Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28		25,271	23,817,594

Medline Borrower, L.P.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 10/23/28		32,100	31,592,981

Term Loan, 10/23/28(11)	EUR	1,000	1,034,291

Ortho-Clinical Diagnostics S.A.:

Term Loan, 3.452%, (1 mo. USD LIBOR + 3.00%), 6/30/25		20,534	20,509,766

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	3,684	3,867,760

			$124,427,414

Health Care Providers & Services — 6.7%

ADMI Corp.:

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 4/30/25		5,339	$5,265,619

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/23/27		1,644	1,628,456

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28		17,606	17,583,806

Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/9/28	EUR	11,000	11,210,389

BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		14,770	11,175,628

CAB, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,850	8,180,426

Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27		14,542	14,369,393

CCRR Parent, Inc., Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/6/28		5,316	5,340,609

Cerba Healthcare S.A.S.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	14,025	14,413,461

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	6,775	6,962,652

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Cerba Healthcare S.A.S.: (continued)

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,600	$9,013,437

CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(9)		14,054	13,986,731

Covis Finco S.a.r.l., Term Loan, 6.787%, (SOFR + 6.50%), 2/18/27		14,150	12,876,500

Dedalus Finance GmbH, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/17/27	EUR	20,150	20,911,817

Electron BidCo, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/1/28		19,405	19,276,611

Elsan S.A.S., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 6/16/28	EUR	4,150	4,302,522

Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26		18,805	18,769,518

Envision Healthcare Corporation, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/10/25		57,677	35,567,347

Hanger, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/6/25		22,918	22,867,474

IVC Acquisition, Ltd.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	9,760	10,159,888

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	20,825	21,745,713

Term Loan, 5.255%, (SONIA + 4.50%), 2/13/26	GBP	1,050	1,303,407

LSCS Holdings, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 12/16/28		11,591	11,525,751

MDVIP, Inc., Term Loan, 4.304%, (1 mo. USD LIBOR + 3.75%), 10/16/28		5,900	5,875,415

Medical Solutions Holdings, Inc.:

Term Loan, 3.50%, 11/1/28(10)		3,024	3,003,839

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28		15,876	15,770,155

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 7.00%, Floor 0.50%), 11/1/29		9,500	9,179,375

Mehilainen Yhtiot Oy, Term Loan, 3.53%, (EURIBOR + 3.53%), 8/11/25(9)	EUR	7,975	8,255,480

Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28		16,919	16,636,722

National Mentor Holdings, Inc.:

Term Loan, 4.653%, (USD LIBOR + 3.75%), 3/2/28(9)		23,326	22,470,523

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28		645	620,881

Term Loan - Second Lien, 8.26%, (3 mo. USD LIBOR + 7.25%), 3/2/29		6,475	6,248,375

Option Care Health, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/27/28		8,109	8,089,671

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		5,186	$5,153,401

Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,575	2,569,636

Pediatric Associates Holding Company, LLC:

Term Loan, 2.78%, (3 mo. USD LIBOR + 3.25%), 12/29/28(10)		1,079	1,069,507

Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		7,121	7,058,743

PetVet Care Centers, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/14/25		7,918	7,878,201

Phoenix Guarantor, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/5/26		26,448	26,056,368

Term Loan, 4.132%, (1 mo. USD LIBOR + 3.50%), 3/5/26		12,486	12,301,250

Radiology Partners, Inc., Term Loan, 4.846%, (1 mo. USD LIBOR + 4.25%), 7/9/25		29,695	29,240,192

Radnet Management, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		14,491	14,372,765

Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,900	10,401,584

Select Medical Corporation, Term Loan, 3.02%, (1 mo. USD LIBOR + 2.25%), 3/6/25		56,458	56,105,041

Signify Health, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/22/28		9,108	9,013,134

Sound Inpatient Physicians, Term Loan, 3.668%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,605	2,596,355

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		31,908	31,659,562

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,692,813

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,116	5,747,094

TTF Holdings, LLC, Term Loan, 5.063%, (1 mo. USD LIBOR + 4.25%), 3/31/28		6,074	6,028,304

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		18,551	18,358,388

WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		18,751	18,577,818

			$661,467,747

Health Care Technology — 2.2%

athenahealth, Inc.:

Term Loan, 1.75%, 2/15/29(10)		2,228	$2,207,650

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Technology (continued)

athenahealth, Inc.: (continued)

Term Loan, 4.009%, (SOFR + 3.50%), 2/15/29		13,147	$13,025,132

Bracket Intermediate Holding Corp., Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25		14,907	14,836,674

Certara L.P., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,425	9,331,090

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		25,375	25,347,503

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		9,710	9,694,866

GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24		9,896	9,834,228

Imprivata, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		20,946	20,873,514

Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/1/27		3,625	3,631,043

MedAssets Software Intermediate Holdings, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		17,800	17,688,750

Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		9,625	9,491,453

Navicure, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/22/26		22,412	22,419,476

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		5,148	5,102,955

Project Ruby Ultimate Parent Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		14,589	14,456,767

Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27		9,237	9,181,448

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25		28,175	28,153,485

			$215,276,034

Hotels, Restaurants & Leisure — 4.0%

1011778 B.C. Unlimited Liability Company, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 11/19/26		48,520	$47,675,806

Carnival Corporation:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		4,133	4,080,240

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/25	EUR	9,706	10,145,141

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		40,598	40,040,024

Churchill Downs Incorporated, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,351	3,338,683

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Hotels, Restaurants & Leisure (continued)

ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24		23,760	$23,197,291

Fertitta Entertainment, LLC, Term Loan, 4.70%, (SOFR + 4.00%), 1/27/29		35,526	35,401,244

Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,006,250

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,325	22,121,207

Herschend Entertainment Company, LLC, Term Loan, 4.56%, (1 mo. USD LIBOR + 3.75%), 8/27/28		4,577	4,554,115

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 8/2/28		10,050	10,021,241

IRB Holding Corp.:

Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27		34,057	33,652,636

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25		7,105	7,051,062

NCL Corporation Limited, Term Loan, 1/2/24(11)		4,500	4,404,375

Oravel Stays Singapore Pte, Ltd., Term Loan, 9.21%, (3 mo. USD LIBOR + 8.25%), 6/23/26		6,005	6,034,648

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		21,608	21,301,545

Raptor Acquisition Corp., Term Loan, 4.934%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,839	8,820,472

Scientific Games Holdings, L.P.:

Term Loan, 4/4/29(11)	EUR	1,000	1,045,060

Term Loan, 4/14/29(11)		10,500	10,421,250

Term Loan, 4.175%, (SOFR + 3.50%), 4/4/29		10,000	9,909,820

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28		11,094	10,950,025

Stars Group Holdings B.V. (The):

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	12,765,187

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 7/21/26		31,829	31,687,393

Travel Leaders Group, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 1/25/24		19,867	18,773,959

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		14,289	14,173,974

			$393,572,648

Household Durables — 0.9%

CFS Brands, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		6,600	$6,401,893

Libbey Glass, Inc., Term Loan, 9.021%, (3 mo. USD LIBOR + 8.00%), 11/13/25		10,492	10,850,625

Borrower/Description	Principal Amount* (000’s omitted)		Value

Household Durables (continued)

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,950	$13,897,224

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		46,110	41,614,109

Solis IV B.V.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 2/26/29		10,500	10,017,651

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	3,500	3,643,096

Spectrum Brands, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,950	4,912,875

			$91,337,473

Household Products — 0.5%

Diamond (BC) B.V., Term Loan, 3.988%, (USD LIBOR + 2.75%), 9/29/28(9)		12,896	$12,486,951

Energizer Holdings, Inc., Term Loan, 2.938%, (1 mo. USD LIBOR + 2.25%), 12/22/27		9,067	9,001,166

Kronos Acquisition Holdings, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/22/26		12,471	11,644,712

Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		5,736	5,699,777

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	12,550	12,455,178

			$51,287,784

Independent Power and Renewable Electricity Producers — 0.3%

Calpine Construction Finance Company L.P., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/25		12,158	$12,026,290

Calpine Corporation:

Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 4/5/26		5,329	5,265,722

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 12/16/27		9,721	9,638,229

Longview Power LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		1,411	1,432,214

			$28,362,455

Industrial Conglomerates — 0.4%

Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,875	$16,108,626

SPX Flow, Inc., Term Loan, 5.30%, (SOFR + 4.60%), 4/5/29		21,400	20,858,323

			$36,966,949

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Insurance — 1.8%

Alliant Holdings Intermediate, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,189	$3,163,892

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,616	5,571,724

Term Loan, 4.051%, (1 mo. USD LIBOR + 3.50%), 11/6/27		14,181	14,112,077

AmWINS Group, Inc., Term Loan, 3.012%, (USD LIBOR + 2.25%), 2/19/28(9)		36,809	36,211,074

AssuredPartners, Inc.:

Term Loan, 4.20%, (SOFR + 3.50%), 2/12/27		5,375	5,302,771

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		17,103	16,893,507

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,441	3,398,294

Financiere CEP SAS, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,242	5,508,302

Hub International Limited:

Term Loan, 4.213%, (USD LIBOR + 3.00%), 4/25/25(9)		18,154	17,982,619

Term Loan, 4.348%, (3 mo. USD LIBOR + 3.25%), 4/25/25		7,048	7,022,638

NFP Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/15/27		33,098	32,560,419

Ryan Specialty Group, LLC, Term Loan, 3.80%, (1 mo. USD LIBOR + 3.00%), 9/1/27		12,687	12,678,883

USI, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24		8,785	8,717,835

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26		7,258	7,202,673

			$176,326,708

Interactive Media & Services — 0.7%

Buzz Merger Sub, Ltd.:

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,824	$4,774,541

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/29/27		549	547,126

Camelot U.S. Acquisition 1 Co.:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/30/26		9,134	9,057,108

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		12,291	12,209,693

Foundational Education Group, Inc., Term Loan, 5.064%, (SOFR + 4.25%), 8/31/28		7,731	7,720,962

Getty Images, Inc.:

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,929,104

Borrower/Description	Principal Amount* (000’s omitted)		Value

Interactive Media & Services (continued)

Getty Images, Inc.: (continued)

Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26		23,457	$23,403,871

Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,467,734

			$69,110,139

Internet & Direct Marketing Retail — 0.7%

Adevinta ASA:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	9,950	$10,367,425

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28		6,426	6,368,201

CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		14,783	14,645,937

Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	9,600	10,113,283

Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		7,431	7,356,973

PUG, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		15,959	15,600,102

Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,550	2,583,191

			$67,035,112

IT Services — 4.2%

Asurion, LLC:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,406	$2,387,000

Term Loan, 3.889%, (1 mo. USD LIBOR + 3.125%), 11/3/23		25,468	25,399,413

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,491	5,375,540

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,633	11,385,309

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	13,980,063

Cyxtera DC Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		33,058	32,672,356

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/1/24		13,418	13,342,198

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		31,735	30,439,345

EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28		5,550	5,543,556

Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27		72,818	72,757,658

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

IT Services (continued)

Go Daddy Operating Company, LLC:

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 2/15/24		53,240	$52,920,535

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,948	9,862,321

Indy US Bidco, LLC:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	6,525	6,841,739

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/5/28		7,331	7,305,441

Informatica, LLC, Term Loan, 3.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		34,850	34,428,907

Intrado Corporation, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(9)		4,395	4,123,774

NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28		18,554	18,364,106

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		13,693	13,393,070

Skopima Merger Sub, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/12/28		17,189	16,982,362

Syniverse Holdings, Inc., Term Loan, 6.038%, (3 mo. USD LIBOR + 5.00%), 3/9/23		18,493	18,334,607

team.blue Finco S.a.r.l.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	669	696,150

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	11,706	12,182,617

West Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		4,330	4,024,514

WEX, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,406	4,372,186

			$417,114,767

Leisure Products — 0.5%

Amer Sports Oyj, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/30/26	EUR	20,475	$21,478,606

Aristocrat Technologies, Inc., Term Loan, 2.813%, (3 mo. USD LIBOR + 1.75%), 10/19/24		10,829	10,822,262

Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		4,330	4,307,961

Hayward Industries, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 5/30/28		12,469	12,356,779

SRAM, LLC, Term Loan, 3.297%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(9)		2,727	2,706,818

			$51,672,426

Borrower/Description	Principal Amount* (000’s omitted)		Value

Life Sciences Tools & Services — 2.5%

Avantor Funding, Inc.:

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	21,637	$22,646,092

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/21/24		1,912	1,908,619

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 11/8/27		28,224	28,075,343

Cambrex Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/4/26		6,087	6,067,587

Catalent Pharma Solutions, Inc., Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 2/22/28		10,088	10,063,072

Curia Global, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 8/30/26(9)		28,350	28,222,475

ICON Luxembourg S.a.r.l.:

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		67,228	66,829,215

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		16,750	16,666,535

IQVIA, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,570,518

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	4,025	4,117,728

Loire Finco Luxembourg S.a.r.l., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,537	3,484,408

Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27		8,503	8,448,201

Parexel International Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 11/15/28		30,932	30,760,520

Sotera Health Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 12/11/26		11,625	11,537,813

			$252,398,126

Machinery — 4.8%

AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,308,108

AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(11)		14,808	14,629,269

Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26		20,299	20,077,093

Ali Group S.R.L., Term Loan, 10/13/28(11)		20,350	19,990,700

Alliance Laundry Systems, LLC, Term Loan, 4.518%, (USD LIBOR + 3.50%), 10/8/27(9)		14,659	14,599,951

American Trailer World Corp., Term Loan, 4.30%, (SOFR + 3.50%), 3/3/28		35,894	33,561,068

Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29		26,320	25,333,452

Clark Equipment Company, Term Loan, 4/20/29(11)		14,300	14,280,852

Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28		26,442	25,923,198

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Machinery (continued)

CPM Holdings, Inc., Term Loan, 3.955%, (1 mo. USD LIBOR + 3.50%), 11/17/25		14,184	$14,059,510

Delachaux Group S.A., Term Loan, 5.738%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,517	5,406,170

DiversiTech Holdings, Inc.:

Term Loan, 3.75%, 12/22/28(10)		2,627	2,586,640

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28		12,698	12,502,094

Engineered Machinery Holdings, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	12,064	12,329,587

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28		22,928	22,866,117

Term Loan - Second Lien, 7.006%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	2,000,000

EWT Holdings III Corp., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 4/1/28		9,454	9,427,962

Filtration Group Corporation:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,579	3,729,716

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 3/29/25		22,770	22,505,457

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 10/21/28		3,267	3,233,393

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	6,954	7,255,635

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/31/27		25,683	25,260,904

Granite Holdings US Acquisition Co., Term Loan, 5.006%, (USD LIBOR + 4.00%), 9/30/26(9)		20,982	20,837,302

Illuminate Buyer, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,722	13,265,355

Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		49,730	48,499,452

Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,671	1,661,194

Terex Corporation, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/31/24		1,771	1,770,686

Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25		28,846	28,276,452

TK Elevator Topco GmbH, Term Loan, 3.63%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	12,100	12,472,365

Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27		12,776	12,659,158

Welbilt, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	997,083

Borrower/Description	Principal Amount* (000’s omitted)		Value

Machinery (continued)

Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	13,675	$14,155,949

Zurn Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 10/4/28		4,389	4,381,684

			$476,843,556

Media — 3.0%

Axel Springer SE, Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	9,800	$10,349,285

Charter Communications Operating, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 2/1/27		11,995	11,864,952

CMG Media Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/26		23,450	23,140,194

CSC Holdings, LLC:

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 7/17/25		43,860	43,191,008

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,677	5,586,978

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		2,978	2,969,866

Diamond Sports Group, LLC:

Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26		5,958	6,094,772

Term Loan - Second Lien, 3.656%, (SOFR + 3.25%), 8/24/26		28,657	9,564,303

Entercom Media Corp., Term Loan, 3.249%, (1 mo. USD LIBOR + 2.50%), 11/18/24		3,993	3,913,802

Entravision Communications Corporation, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 11/29/24		8,055	7,931,293

Gray Television, Inc.:

Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 1/2/26		3,553	3,532,464

Term Loan, 3.455%, (1 mo. USD LIBOR + 3.00%), 12/1/28		12,868	12,797,157

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		9,065	9,036,322

iHeartCommunications, Inc.:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	1,118,934

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/1/26		3,165	3,153,641

Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(9)		6,600	6,550,624

Mission Broadcasting, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 6/2/28		4,069	4,041,274

MJH Healthcare Holdings, LLC, Term Loan, 4.122%, (SOFR + 3.60%), 1/28/29		4,000	3,960,000

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Media (continued)

Nexstar Broadcasting, Inc.:

Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/18/26	1,977	$1,963,715

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/17/24	10,840	10,818,108

Recorded Books, Inc., Term Loan, 4.551%, (1 mo. USD LIBOR + 4.00%), 8/29/25	18,258	18,219,310

Sinclair Television Group, Inc.:

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 9/30/26	7,361	7,117,409

Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 4/1/28	25,573	24,688,439

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	39,966	39,840,753

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26	23,564	23,390,428

		$294,835,031

Metals/Mining — 0.6%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	2,534	$2,619,789

Dynacast International, LLC:

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 7/22/25	16,618	16,202,975

Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25	2,971	2,956,002

WireCo WorldGroup, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	9,788	9,699,823

Zekelman Industries, Inc., Term Loan, 2.632%, (1 mo. USD LIBOR + 2.00%), 1/24/27	27,126	26,696,360

		$58,174,949

Oil, Gas & Consumable Fuels — 1.8%

Buckeye Partners L.P., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 11/1/26	11,218	$11,162,297

Centurion Pipeline Company, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,362	3,327,917

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/28/25	2,000	1,978,441

CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	2,925	2,905,806

CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	28,367	28,375,943

Delek US Holdings, Inc.:

Term Loan, 2.999%, (1 mo. USD LIBOR + 2.25%), 3/31/25	4,089	4,020,845

Borrower/Description	Principal Amount* (000’s omitted)		Value

Oil, Gas & Consumable Fuels (continued)

Delek US Holdings, Inc.: (continued)

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		5,145	$5,123,561

Freeport LNG Investments, LLLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28		18,802	18,715,172

GIP II Blue Holding, L.P, Term Loan, 5.506%, (3 mo. USD LIBOR + 4.50%), 9/29/28		21,489	21,464,769

ITT Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/10/28		7,313	7,242,399

Matador Bidco S.a.r.l., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/15/26		34,028	34,040,914

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		10,673	10,638,231

Oxbow Carbon, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/17/25		6,531	6,508,417

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		7,607	7,650,155

RDV Resources Properties, LLC, Term Loan, 11.00%, (USD Prime + 7.50%), 3/29/24		1,000	989,760

UGI Energy Services, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/13/26		11,816	11,812,188

			$175,956,815

Paper & Forest Products — 0.0%(4)

Clearwater Paper Corporation, Term Loan, 3.625%, (3 mo. USD LIBOR + 3.00%), 7/26/26		407	$405,462

Neenah, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 4/6/28		3,945	3,936,970

			$4,342,432

Personal Products — 0.6%

HLF Financing S.a.r.l., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 8/18/25		23,586	$23,291,079

Rainbow Finco S.a r.l., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 1/28/29	EUR	14,875	15,404,697

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26		18,707	18,579,824

			$57,275,600

Pharmaceuticals — 2.7%

Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$4,269,905

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	12,550	13,017,862

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Pharmaceuticals (continued)

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		6,789	$6,814,792

Amneal Pharmaceuticals, LLC, Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 5/4/25		27,515	27,239,838

Bausch Health Companies, Inc.:

Term Loan, 2/1/27(11)		18,500	17,956,563

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/2/25		50,848	50,689,482

Elanco Animal Health Incorporated, Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 8/1/27		6,219	6,106,605

Horizon Therapeutics USA, Inc.:

Term Loan, 2.438%, (1 mo. USD LIBOR + 1.75%), 3/15/28		18,662	18,443,776

Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 5/22/26		13,469	13,333,861

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28		16,873	16,865,464

Mallinckrodt International Finance S.A.:

Term Loan, 6.246%, (3 mo. USD LIBOR + 5.25%), 9/24/24		51,690	48,304,394

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		13,985	13,030,808

Nidda Healthcare Holding AG:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	6,425	6,379,845

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	3,625	3,603,508

Padagis, LLC, Term Loan, 5.719%, (3 mo. USD LIBOR + 4.75%), 7/6/28		6,778	6,777,941

PharmaZell GmbH, Term Loan, 5/12/27(11)	EUR	1,950	2,028,867

Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	15,275	15,671,220

			$270,534,731

Professional Services — 2.2%

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,158	$4,318,629

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28		13,241	13,121,708

APFS Staffing Holdings, Inc., Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/29/28		4,000	3,989,168

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	10,525	10,902,103

Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28		13,924	13,744,881

CoreLogic, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28		58,829	55,446,686

Borrower/Description	Principal Amount* (000’s omitted)	Value

Professional Services (continued)

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (SOFR + 3.75%, Floor 1.00%), 4/9/27	20,447	$20,421,643

EAB Global, Inc., Term Loan, 4.738%, (USD LIBOR + 3.50%), 8/16/28(9)	15,935	15,777,369

Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28	23,159	22,901,703

First Advantage Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/31/27	3,606	3,591,633

Nielsen Finance, LLC, Term Loan, 2.488%, (1 mo. USD LIBOR + 2.00%), 10/4/23	9,073	9,072,725

Rockwood Service Corporation, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 1/23/27	6,339	6,332,381

Trans Union, LLC, Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/1/28	34,953	34,626,921

Vaco Holdings, LLC, Term Loan, 5.801%, (SOFR + 5.00%), 1/21/29	3,990	3,992,494

		$218,240,044

Real Estate Management & Development — 0.5%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/21/25	37,108	$36,775,183

RE/MAX International, Inc., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 7/21/28	18,163	17,822,198

		$54,597,381

Road & Rail — 1.8%

Avis Budget Car Rental, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 8/6/27	2,462	$2,412,588

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	50,369	49,277,307

Hertz Corporation (The):

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28	14,635	14,594,205

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28	2,779	2,771,231

Kenan Advantage Group, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/24/26	24,719	24,530,204

PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	14,459	14,322,712

Uber Technologies, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/4/25	54,776	54,669,217

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/25/27	14,359	14,321,536

XPO Logistics, Inc., Term Loan, 2.202%, (1 mo. USD LIBOR + 1.75%), 2/24/25	2,789	2,769,643

		$179,668,643

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Semiconductors & Semiconductor Equipment — 1.4%

Altar Bidco, Inc.:

Term Loan, 3.85%, (SOFR + 3.35%), 2/1/29		26,100	$25,773,750

Term Loan - Second Lien, 6.10%, (3 mo. USD LIBOR + 5.60%, Floor 0.50%), 2/1/30		7,300	7,220,919

Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24		19,865	9,386,151

Entegris, Inc., Term Loan, 3/2/29(11)		2,500	2,503,125

MACOM Technology Solutions Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	1,624,947

MaxLinear, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/23/28		7,540	7,492,875

MKS Instruments, Inc.:

Term Loan, 4/8/29(11)		53,430	53,329,819

Term Loan, 4/11/29(11)	EUR	6,075	6,400,812

Synaptics Incorporated, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28		5,199	5,182,628

Ultra Clean Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/27/25		19,072	19,047,670

			$137,962,696

Software — 18.6%

Applied Systems, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24		58,822	$58,741,839

Term Loan - Second Lien, 6.506%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,903	3,908,664

AppLovin Corporation:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/25/28		19,451	19,349,948

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 8/15/25		51,921	51,766,776

Aptean, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 4/23/26		30,573	30,410,334

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%), 4/23/27		6,500	6,459,375

AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28		6,323	6,307,255

Astra Acquisition Corp.:

Term Loan, 6.014%, (1 mo. USD LIBOR + 5.25%), 10/25/28		23,890	23,203,284

Term Loan - Second Lien, 9.639%, (1 mo. USD LIBOR + 8.88%), 10/22/29		22,000	21,651,674

Avaya, Inc.:

4.804%, (1 mo. USD LIBOR + 4.25%), 12/15/27		2,000	1,972,000

Term Loan, 4.554%, (1 mo. USD LIBOR + 4.00%), 12/15/27		2,331	2,299,072

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Banff Merger Sub, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	5,973	$6,250,819

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/2/25		47,111	46,587,129

Term Loan - Second Lien, 6.264%, (1 mo. USD LIBOR + 5.50%), 2/27/26		15,700	15,535,150

Barracuda Networks, Inc.:

Term Loan, 4.733%, (3 mo. USD LIBOR + 3.75%), 2/12/25		26,410	26,401,533

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 10/30/28		11,702	11,760,066

Cast and Crew Payroll, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/9/26		9,513	9,482,248

Term Loan, 4.45%, (SOFR + 3.75%), 12/29/28		6,534	6,509,124

CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25		21,022	19,734,402

Ceridian HCM Holding, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 4/30/25		22,917	22,668,904

Cloudera, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/8/28		34,450	33,976,312

Term Loan - Second Lien, 6.764%, (1 mo. USD LIBOR + 6.00%), 10/8/29		9,450	9,213,750

ConnectWise, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/29/28		18,312	18,202,519

Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28		18,068	17,802,177

Cornerstone OnDemand, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/16/28		17,250	17,045,156

Cvent, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/29/24		9,337	9,328,399

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		16,763	16,567,256

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		20,371	20,307,351

ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27		29,726	29,651,650

Epicor Software Corporation:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/30/27		78,348	77,982,235

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		7,650	7,810,176

Finastra USA, Inc.:

Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24		71,469	69,564,030

Term Loan - Second Lien, 8.489%, (3 mo. USD LIBOR + 7.25%), 6/13/25		29,000	28,031,603

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Fiserv Investment Solutions, Inc., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.00%), 2/18/27		6,542	$6,513,755

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27		28,786	27,877,929

Greeneden U.S. Holdings II, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/1/27		25,038	24,983,246

Hyland Software, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 7/1/24		58,044	57,916,745

Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 7/7/25		7,940	7,936,158

IGT Holding IV AB:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/31/28	EUR	6,205	6,390,060

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		6,138	6,091,965

Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		4,976	4,933,454

Ivanti Software, Inc.:

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		6,311	6,186,994

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		25,155	24,654,855

Term Loan - Second Lien, 7.773%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,000	8,872,497

MA FinanceCo., LLC:

Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(9)	EUR	5,840	6,137,930

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		14,600	14,543,265

Magenta Buyer, LLC:

Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28		56,782	56,214,027

Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29		17,275	17,145,437

Marcel LUX IV S.a.r.l.:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	9,596,490

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26		11,885	11,851,563

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/31/27		910	906,562

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		5,711	5,682,134

Maverick Bidco, Inc.:

Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 5/18/28		12,095	11,989,649

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,325	3,291,750

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

McAfee, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/1/29	EUR	17,350	$18,148,943

Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29		40,450	39,782,575

Mediaocean, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/15/28		8,625	8,563,004

MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		5,298	5,276,332

Mitnick Corporate Purchaser, Inc., Term Loan, 5/2/29(11)		9,150	9,143,138

N-Able International Holdings II, LLC, Term Loan, 3.508%, (3 mo. USD LIBOR + 3.00%), 7/19/28		4,428	4,394,542

NortonLifeLock, Inc., Term Loan, 1/28/29(11)		12,150	11,981,042

Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28		23,445	23,366,965

Polaris Newco, LLC:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,303	9,726,548

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 6/2/28		33,225	33,031,144

Proofpoint, Inc.:

6.758%, (3 mo. USD LIBOR + 6.25%), 8/31/29		2,070	2,077,763

Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28		58,558	57,724,615

Quest Software US Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 2/1/29		32,350	31,806,617

RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28		46,282	45,657,588

Red Planet Borrower, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/2/28		16,868	16,734,202

Redstone Holdco 2 L.P., Term Loan, 5.934%, (3 mo. USD LIBOR + 4.75%), 4/27/28		18,507	17,853,481

Sabre GLBL, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		8,693	8,631,765

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,453	5,414,958

Term Loan, 5.05%, (SOFR + 4.25%), 6/30/28		6,487	6,471,807

Seattle Spinco, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 6/21/24		14,726	14,597,013

SkillSoft Corporation, Term Loan, 6.187%, (SOFR + 5.25%), 7/14/28		12,170	12,108,949

SolarWinds Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/5/24		68,796	68,310,723

Sophia L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27		35,369	35,021,085

Sovos Compliance, LLC:

Term Loan, 4.50%, 8/11/28(10)		2,113	2,115,000

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Sovos Compliance, LLC: (continued)

Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 8/11/28		12,209	$12,219,909

Sportradar Capital S.a r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	16,052	16,648,176

SS&C European Holdings S.a.r.l., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,329	5,259,116

SS&C Technologies, Inc.:

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,564	6,478,505

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,117	5,062,353

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		4,652	4,622,886

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		6,212	6,173,331

SurveyMonkey, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 10/10/25		9,598	9,573,645

Tibco Software, Inc.:

Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 6/30/26		37,041	36,974,925

Term Loan - Second Lien, 8.02%, (1 mo. USD LIBOR + 7.25%), 3/3/28		13,275	13,270,858

Turing Midco, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/23/28		5,150	5,118,415

Ultimate Software Group, Inc. (The):

Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26		57,446	56,928,098

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26		23,807	23,741,192

Term Loan - Second Lien, 6.212%, (3 mo. USD LIBOR + 5.25%), 5/3/27		1,550	1,546,900

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		2,085	2,083,312

Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25		22,100	20,317,899

Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28		42,364	41,860,869

VS Buyer, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/28/27		17,562	17,430,256

			$1,839,449,119

Specialty Retail — 2.2%

Belron Finance US LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		8,638	$8,612,105

Belron Luxembourg S.a r.l., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,925	4,086,333

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	9,061,416

Borrower/Description	Principal Amount* (000’s omitted)		Value

Specialty Retail (continued)

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23		3,129	$2,939,551

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23		2,662	2,626,350

Great Outdoors Group, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/6/28		48,436	48,066,514

Harbor Freight Tools USA, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/19/27		46,352	44,860,355

L1R HB Finance Limited:

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	8,523	5,808,193

Term Loan, 5.972%, (SONIA + 5.25%), 9/2/24	GBP	6,773	5,521,530

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		34,566	34,177,433

LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26		6,854	6,714,772

Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28		18,383	17,609,029

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		26,923	26,734,085

			$216,817,666

Technology Hardware, Storage & Peripherals — 0.1%

NCR Corporation, Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,068	$8,841,475

			$8,841,475

Thrifts & Mortgage Finance — 0.2%

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(13)		18,677	$3,828,689

Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28		14,189	14,162,832

			$17,991,521

Trading Companies & Distributors — 3.1%

American Builders & Contractors Supply Co., Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/27		23,176	$22,893,944

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		23,925	23,727,846

Term Loan, 2.875%, (1 mo. USD LIBOR + 2.25%), 12/1/27		17,065	16,976,342

Beacon Roofing Supply, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/19/28		10,401	10,284,131

Core & Main L.P., Term Loan, 3.198%, (1 mo. USD LIBOR + 2.50%), 7/27/28		15,375	15,144,166

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Trading Companies & Distributors (continued)

Delos Finance S.a.r.l., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 10/6/23		15,593	$15,569,111

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		5,184	5,159,531

Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24		23,270	23,328,203

Fly Funding II S.a.r.l., Term Loan, 7.012%, (3 mo. USD LIBOR + 6.00%), 10/8/25		9,374	9,403,338

Hillman Group, Inc. (The):

Term Loan, 2.80%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)		1,231	1,200,960

Term Loan, 3.382%, (1 mo. USD LIBOR + 2.75%), 7/14/28		5,116	4,990,935

Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27		12,875	12,247,463

Patagonia Bidco Limited:

Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	16,965	20,706,469

Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	3,085	3,764,813

Quimper AB, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/16/26	EUR	27,350	28,047,403

SiteOne Landscape Supply, LLC, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,821	3,787,542

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		54,755	54,583,498

SRS Distribution, Inc.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		5,436	5,252,897

Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28		20,044	19,354,734

TricorBraun Holdings, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		6,185	6,059,398

			$302,482,724

Transportation Infrastructure — 0.1%

KKR Apple Bidco, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 9/23/28		7,930	$7,862,862

			$7,862,862

Wireless Telecommunication Services — 0.4%

CCI Buyer, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27		17,182	$16,937,307

Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24		19,221	18,355,684

			$35,292,991

Total Senior Floating-Rate Loans (identified cost $10,967,324,948)			$10,639,980,912

Warrants — 0.0%
Security	Shares	Value

Leisure Goods/Activities/Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(6)(7)	2,180,552	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	37,742	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.8%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(14)	82,790,360	$82,790,360

Total Short-Term Investments (identified cost $82,790,360)		$82,790,360

Total Investments — 119.2% (identified cost $12,203,396,322)		$11,798,715,463

Less Unfunded Loan Commitments — (0.2)%		$(24,233,198)

Net Investments — 119.0% (identified cost $12,179,163,124)		$11,774,482,265

Other Assets, Less Liabilities — (19.0)%		$(1,874,662,472)

Net Assets — 100.0%		$9,899,819,793

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $952,159,009 or 9.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	When-issued security.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)	Non-income producing security.

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $22,280,108. See Note 1F for description.

(11)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(12)	Fixed-rate loan.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	347,893,156	EUR	312,407,318	Standard Chartered Bank	5/3/22	$18,318,978	$—

EUR	50,011,876	USD	52,801,378	State Street Bank and Trust Company	5/31/22	20,696	—

USD	1,655,191	EUR	1,495,963	Deutsche Bank AG	5/31/22	75,169	—

USD	19,140,155	EUR	17,263,250	HSBC Bank USA, N.A.	5/31/22	906,873	—

USD	13,621,723	EUR	12,220,377	State Street Bank and Trust Company	5/31/22	714,675	—

USD	7,069,688	EUR	6,412,845	State Street Bank and Trust Company	5/31/22	296,501	—

USD	4,364,094	EUR	3,957,456	State Street Bank and Trust Company	5/31/22	184,266	—

USD	4,375,101	EUR	4,000,000	State Street Bank and Trust Company	5/31/22	150,339	—

USD	2,409,683	EUR	2,161,984	State Street Bank and Trust Company	5/31/22	126,215	—

USD	2,735,198	EUR	2,500,000	State Street Bank and Trust Company	5/31/22	94,721	—

USD	2,602,055	GBP	1,976,657	Standard Chartered Bank	5/31/22	116,555	—

USD	329,985,762	EUR	312,407,318	Standard Chartered Bank	6/2/22	—	(4,372)

EUR	25,000,000	USD	27,308,028	Bank of America, N.A.	6/30/22	—	(860,454)

GBP	4,000,000	USD	5,209,587	Standard Chartered Bank	6/30/22	—	(179,151)

USD	67,081,392	EUR	60,276,674	Standard Chartered Bank	6/30/22	3,314,522	—

USD	9,434,117	EUR	8,600,000	Standard Chartered Bank	6/30/22	336,152	—

USD	7,132,164	EUR	6,464,211	Standard Chartered Bank	6/30/22	293,655	—

USD	63,819,032	EUR	57,121,169	State Street Bank and Trust Company	6/30/22	3,390,379	—

USD	59,229,106	EUR	53,043,473	State Street Bank and Trust Company	6/30/22	3,114,260	—

USD	63,792,212	EUR	57,383,393	State Street Bank and Trust Company	6/30/22	3,086,151	—

USD	53,758,388	EUR	48,221,339	State Street Bank and Trust Company	6/30/22	2,744,892	—

USD	3,254,367	EUR	2,940,005	State Street Bank and Trust Company	6/30/22	144,127	—

USD	6,407,383	EUR	5,962,275	State Street Bank and Trust Company	6/30/22	99,875	—

USD	1,654,957	EUR	1,500,000	State Street Bank and Trust Company	6/30/22	68,103	—

USD	52,881,522	EUR	50,011,876	State Street Bank and Trust Company	6/30/22	—	(26,188)

USD	26,647,764	GBP	20,281,593	State Street Bank and Trust Company	6/30/22	1,141,451	—

USD	27,584,656	GBP	21,088,008	State Street Bank and Trust Company	6/30/22	1,064,189	—

USD	15,391,350	GBP	11,715,560	State Street Bank and Trust Company	6/30/22	657,757	—

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	35,439,571	EUR	33,594,300	Deutsche Bank AG	7/29/22	$—	$(161,899)

USD	69,099,146	EUR	65,100,271	State Street Bank and Trust Company	7/29/22	109,308	—

USD	65,891,090	EUR	62,093,080	State Street Bank and Trust Company	7/29/22	88,115	—

USD	68,930,833	EUR	64,984,677	State Street Bank and Trust Company	7/29/22	63,495	—

USD	63,758,907	EUR	60,167,713	State Street Bank and Trust Company	7/29/22	—	(3,666)

USD	35,457,527	EUR	33,594,300	State Street Bank and Trust Company	7/29/22	—	(143,942)

						$40,721,419	$(1,379,672)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $12,096,372,764)	$11,691,691,905

Affiliated investment, at value (identified cost $82,790,360)	82,790,360

Cash	50,946,783

Deposits for derivatives collateral — forward foreign currency exchange contracts	44,370,000

Foreign currency, at value (identified cost $30,244,652)	30,244,999

Interest receivable	35,000,988

Dividends receivable from affiliated investments	3,999

Receivable for investments sold	44,089,607

Receivable for open forward foreign currency exchange contracts	40,721,419

Prepaid upfront fees on notes payable	3,342,565

Prepaid expenses	91,621

Total assets	$12,023,294,246

Liabilities

Notes payable	$1,500,000,000

Cash collateral due to broker	43,530,000

Payable for investments purchased	566,821,864

Payable for when-issued securities	3,245,000

Payable for open forward foreign currency exchange contracts	1,379,672

Payable to affiliates:

Investment adviser fee	3,802,733

Trustees’ fees	9,042

Accrued expenses	4,686,142

Total liabilities	$2,123,474,453

Net Assets applicable to investors’ interest in Portfolio	$9,899,819,793

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income	$1,832,864

Dividend income from affiliated investments	50,287

Interest and other income	224,514,940

Total investment income	$226,398,091

Expenses

Investment adviser fee	$21,374,740

Trustees’ fees and expenses	54,250

Custodian fee	820,410

Legal and accounting services	150,306

Interest expense and fees	13,105,492

Miscellaneous	193,730

Total expenses	$35,698,928

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$1,108

Total expense reductions	$1,108

Net expenses	$35,697,820

Net investment income	$190,700,271

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$11,328,244

Investment transactions - affiliated investment	(845)

Foreign currency transactions	(2,003,140)

Forward foreign currency exchange contracts	74,944,537

Net realized gain	$84,268,796

Change in unrealized appreciation (depreciation):

Investments	$(338,619,032)

Foreign currency	3,066,008

Forward foreign currency exchange contracts	30,807,534

Net change in unrealized appreciation (depreciation)	$(304,745,490)

Net realized and unrealized loss	$(220,476,694)

Net decrease in net assets from operations	$(29,776,423)

48	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$190,700,271	$288,686,903

Net realized gain (loss)	84,268,796	(6,964,197)

Net change in unrealized appreciation (depreciation)	(304,745,490)	297,665,446

Net increase (decrease) in net assets from operations	$(29,776,423)	$579,388,152

Capital transactions:

Contributions	$2,022,807,687	$2,717,828,706

Withdrawals	(516,764,722)	(323,097,860)

Net increase in net assets from capital transactions	$1,506,042,965	$2,394,730,846

Net increase in net assets	$1,476,266,542	$2,974,118,998

Net Assets

At beginning of period	$8,423,553,251	$5,449,434,253

At end of period	$9,899,819,793	$8,423,553,251

49	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2022

Net decrease in net assets from operations	$(29,776,423)

Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Investments purchased	(2,788,210,094)

Investments sold and principal repayments	782,576,142

Decrease in short-term investments, net	13,296,871

Net amortization/accretion of premium (discount)	(4,902,527)

Amortization of prepaid upfront fees and other fees on notes payable	2,037,745

Increase in interest receivable	(5,863,521)

Increase in dividends receivable from affiliated investments	(1,199)

Increase in receivable for open forward foreign currency exchange contracts	(32,150,954)

Decrease in prepaid expenses	28,025

Increase in cash collateral due to brokers	43,530,000

Increase in payable for open forward foreign currency exchange contracts	1,343,420

Increase in payable to affiliate for investment adviser fee	449,755

Increase in accrued expenses	1,811,942

Increase in unfunded loan commitments	1,742,418

Net change in unrealized (appreciation) depreciation from investments	338,619,032

Net realized gain from investments	(11,327,399)

Net cash used in operating activities	$(1,686,796,767)

Cash Flows From Financing Activities

Proceeds from capital contributions	$2,022,807,687

Payments for capital withdrawals	(516,764,722)

Proceeds from notes payable	1,650,000,000

Repayments of notes payable	(1,525,000,000)

Payment of prepaid upfront fees on notes payable	(3,937,500)

Net cash provided by financing activities	$1,627,105,465

Net decrease in cash and restricted cash*	$(59,691,302)

Cash and restricted cash at beginning of period (including foreign currency)	$185,253,084

Cash and restricted cash at end of period (including foreign currency)	$125,561,782

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$12,778,830

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $44,268.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2022

Cash	$50,946,783

Deposits for derivatives collateral — forward foreign currency exchange contracts	44,370,000

Foreign currency	30,244,999

Total cash and restricted cash as shown on the Statement of Cash Flows	$125,561,782

50	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.50	%(1)(2)	0.53%	0.56%	0.55%	0.51%	0.52%

Interest and fee expense	0.29	%(1)	0.32%	0.60%	0.88%	0.47%	0.34%

Total expenses	0.79	%(1)	0.85%	1.16%	1.43%	0.98%	0.86%

Net investment income	4.18	%(1)	4.19%	4.86%	5.63%	4.92%	4.68%

Portfolio Turnover	7	%(3)	28%	30%	17%	29%	39%

Total Return	(0.04	)%(3)	9.75%	0.39%	2.04%	5.41%	6.43%

Net assets, end of period (000’s omitted)	9,899,820		8,423,553	5,449,434	7,343,453	10,969,159	7,797,557

(1)	Annualized.

(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(3)	Not annualized.

51	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 95.7%, 1.9% and 2.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is

52

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

53

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:

Average Daily Gross Assets	Annual Fee Rate

Up to and including $1 billion	0.5000%

In excess of $1 billion up to and including $2 billion	0.4500%

In excess of $2 billion up to and including $7 billion	0.4000%

In excess of $7 billion up to and including $10 billion	0.3875%

In excess of $10 billion up to and including $15 billion	0.3750%

In excess of $15 billion	0.3625%

Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $21,374,740 or 0.47% (annualized) of the Portfolio’s average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $1,108 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,597,922,049 and $815,548,354, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,181,407,972

Gross unrealized appreciation	$76,312,689

Gross unrealized depreciation	(443,896,649)

Net unrealized depreciation	$(367,583,960)

54

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $1,379,672. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $840,000 at April 30, 2022.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$40,721,419	$(1,379,672)

Total Derivatives subject to master netting or similar agreements	$40,721,419	$(1,379,672)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

55

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Deutsche Bank AG	$75,169	$(75,169)	$—	$—	$—	$—

HSBC Bank USA, N.A.	906,873	—	(906,873)	—	—	—

Standard Chartered Bank	22,379,862	(183,523)	—	(21,750,000)	446,339	21,750,000

State Street Bank and Trust Company	17,359,515	(173,796)	—	(17,185,719)	—	21,780,000

	$40,721,419	$(432,488)	$(906,873)	$(38,935,719)	$446,339	$43,530,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(860,454)	$—	$—	$840,000	$(20,454)	$840,000

Deutsche Bank AG	(161,899)	75,169	—	—	(86,730)	—

Standard Chartered Bank	(183,523)	183,523	—	—	—	—

State Street Bank and Trust Company	(173,796)	173,796	—	—	—	—

	$(1,379,672)	$432,488	$—	$840,000	$(107,184)	$840,000

Total — Deposits for derivatives collateral — OTC derivatives						$44,370,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2022 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$74,944,537	$30,807,534

(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $1,375,557,000.

56

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.625 billion ($2.725 billion prior to March 7, 2022) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 6, 2023. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.90% per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.15% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month Term SOFR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the six months ended April 30, 2022 totaled $9,394,891 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 7, 2022, the Portfolio paid upfront fees of $3,937,500. These upfront fees are being amortized to interest expense through March 6, 2023. The unamortized balance at April 30, 2022 is approximately $3,343,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2022, the Portfolio had borrowings outstanding under the Loan Facility of $1,500,000,000 at an annual interest rate of 0.30%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2022 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022. For the six months ended April 30, 2022, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $2,043,922,652 and 0.16%, respectively.

7  Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $82,790,360, which represents 0.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Short-Term Investments

Cash Reserves Fund	$96,088,076	$1,714,054,780	$(1,810,142,011)	$(845)	$—	$—	$46,288	—

Liquidity Fund	—	129,392,585	(46,602,225)	—	—	82,790,360	3,999	82,790,360

Total				$(845)	$—	$82,790,360	$50,287

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

57

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$306,741,226	$—	$306,741,226

Common Stocks	14,987,475	36,000,966	10,578,557	61,566,998

Convertible Preferred Stocks	—	6,729,605	—	6,729,605

Corporate Bonds	—	649,954,807	—	649,954,807

Exchange-Traded Funds	44,870,230	—	—	44,870,230

Preferred Stocks	—	6,081,325	0	6,081,325

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	10,614,345,125	1,402,589	10,615,747,714

Warrants	—	0	0	0

Short-Term Investments	82,790,360	—	—	82,790,360

Total Investments	$142,648,065	$11,619,853,054	$11,981,146	$11,774,482,265

Forward Foreign Currency Exchange Contracts	$—	$40,721,419	$—	$40,721,419

Total	$142,648,065	$11,660,574,473	$11,981,146	$11,815,203,684

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,379,672)	$—	$(1,379,672)

Total	$—	$(1,379,672)	$—	$(1,379,672)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing

58

Senior Debt Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

59

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

George J. Gorman

Chairperson

Alan C. Bowser*

Thomas E. Faust Jr.**

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

**	Interested Trustee

60

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

61

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

62

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

63

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022